Vessel Charters	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Vessel Charters
5.	Vessel Charters

Teekay LNG owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), giving Teekay LNG a 69% interest in the Teekay Tangguh Joint Venture. The joint venture is a party to operating leases whereby it is leasing two LNG carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. In addition to Teekay LNG’s minimum charter hire payments to be paid and received under these leases for the Tangguh LNG Carriers, which are described in Note 9 to the audited consolidated financial statements filed with the Company’s Annual Report on Form 20-F for the year ended December 31, 2013, the additional minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2014, for the Company’s chartered-in and chartered-out vessels were as follows:

	Remainder
	of 2014	2015	2016	2017	2018
	(in millions of U.S. dollars)
Charters-in - operating leases	34.5	31.9	9.1	9.1	0.4
Charters-in - capital leases (1)	42.4	31.8	31.7	55.0	51.3

	76.9	63.7	40.8	64.1	51.7

Charters-out - operating leases (2)	624.0	1,438.8	1,231.4	1,225.1	997.2
Charters-out - direct financing leases	45.0	95.5	95.8	219.8	185.6

	669.0	1,534.3	1,327.2	1,444.9	1,182.8

(1)

As at June 30, 2014 and December 31, 2013, the Company had $475.8 million and $475.6 million of restricted cash which, including any interest earned on such amounts, is restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Company also maintains restricted cash deposits relating to certain term loans and other obligations, which cash totaled $27.3 million and $27.1 million as at June 30, 2014 and December 31, 2013, respectively.

(2)

The minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after June 30, 2014, revenue from unexercised option periods of contracts that existed on June 30, 2014 or variable or contingent revenues. In addition, minimum scheduled future operating lease revenues presented in the table have been reduced by estimated off-hire time for any period maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.